INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets, Net
Intangible assets consist of the following as of December 31, 2024:

Details	Useful life (years)	Cost	Accumulated Amortization	Net
Facilities’ lease	19	$33,500	$(30,682)	$2,818
Technologies	10-20	6,700	(6,322)	378
Customer relationships	15	2,600	(2,600)	-
Total identifiable intangible assets		$42,800	$(39,604)	$3,196

Intangible assets consist of the following as of December 31, 2023:

Details	Useful life (years)	Cost	Accumulated Amortization	Net
Facilities’ lease	19	$33,500	$(29,394)	$4,106
Technologies	10-20	6,700	(5,691)	1,009
Customer relationships	15	2,600	(2,600)	-
Total identifiable intangible assets		$42,800	$(37,685)	$5,115